UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion

2010 was a good year for U.S equities as most U.S. markets were up significantly. A gradual recovery in the economy and the markets continued for a majority of the year. During the first quarter of 2010, the ISM manufacturing index rose to a three year high and Congress passed the health care bill. Foreclosures also continued to hit record highs as the housing market continued to struggle.

During the second quarter, financial markets turned negative. Jobless claims increased unexpectedly. Several European sovereign credit ratings continued to be downgraded. Greece received a rescue package. The BP oil spill continued to worsen in the Gulf of Mexico.

The financial reform bill was signed into law during the third quarter. Companies reported improved earnings that surprised to the upside and M&A activity remained solid. Retail sales were better than expected and consumer confidence began to climb. Ireland also received a bank rescue package.

The fourth quarter continued to show better than expected manufacturing and services growth. Retail sales also continued to rise more than expected. The Federal Reserve continued the asset purchase program up to $600 Billion.

Some relevant 2010 market statistics: The U.S. Unemployment Rate went from 9.9% to 9.4%. Fed Funds Rate remained steady at a historical low target range of 0% to .25%. Crude oil traded in a range from $68 to $91 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range from a high of 45.79 in May to a low of 15.45 in December.

The S&P 900 Index increased 16.0% on a total return basis. Separately, the S&P 500 index gained 15.06% and the S&P MidCap 400 rose 26.64%. The large cap space underperformed the small cap space with the Russell 2000 and S&P 600 indexes ending the year 26.85% and 26.31% higher, respectively. The mid cap space outperformed the large cap space and performed relatively in line with small cap space. In the Russell style indexes, Growth outperformed Value during 2010.

All sectors and industry groups increased in 2010. Consumer Discretionary experienced the best performance, rising 28.1%. Health Care was the worst performing sector, gaining only 4.6%. At the single stock level, Netflix (NFLX) was the best performing name in the S&P 900, gaining 218.6%. Unfortunately, Netflix carried a small weight in the index and its contribution to performance was only 5 basis points. Apple (AAPL) contributed the most to performance. The stock was up 53.0% in 2010 and added 1.0% of positive performance to the index. Corinthian Colleges (COCO) was the worst performing stock, dropping 67.9% while only contributing 1 basis point of negative performance. Microsoft (MSFT) had the largest negative contribution to performance in the S&P 900, declining 6.5% and contributed 0.2% of negative performance.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	S&P 500 Index	S&P MidCap 400 Index
	10,000.00	10,000.00	10,000.00
2001	8,837.00	8,812.00	9,940.00
2002	6,898.16	6,864.55	8,497.71
2003	8,857.93	8,833.64	11,524.45
2004	9,809.27	9,791.67	13,418.80
2005	10,301.70	10,273.77	15,109.51
2006	11,815.02	11,896.41	16,668.51
2007	12,422.31	12,550.00	17,998.49
2008	7,793.76	7,906.75	11,477.46
2009	9,879.37	9,998.88	15,767.73
2010	11,408.69	11,505.05	19,968.25

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
15.48%	2.06%	1.33%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2010

Sector	% of Portfolio Investments
Communications	7.64%
Consumer Products & Services	22.53%
Financial Services	15.70%
Health Care Related	10.59%
Industrial Products & Services	6.32%
Natural Resources	13.02%
Short Term Investments	2.10%
Technology	15.95%
Transportation	2.86%

Utilities	3.29%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10 - 12/31/10)

Actual	$ 1,000.00	$ 1,234.22	$ 3.38

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.18	$ 3.06

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

                                          Financial Reports for the Year Ended December 31, 2010

                                          Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

COMMON STOCK
Shares		Value ($)

Aerospace & Defense — 2.43%
750	Alliant Techsystems Inc *	55,823
2,358	BE Aerospace Inc *	87,317
17,283	Boeing Co	1,127,889
8,913	General Dynamics Corp	632,466
2,981	Goodrich Corp	262,537
18,366	Honeywell International Inc	976,337
4,266	ITT Corp	222,301
2,719	L-3 Communications Holdings Inc	191,662
6,959	Lockheed Martin Corp	486,504
6,885	Northrop Grumman Corp	446,010
3,329	Precision Castparts Corp	463,430
8,610	Raytheon Co	398,987
3,739	Rockwell Collins Inc	217,834
21,824	United Technologies Corp	1,717,985
		$7,287,082

Agriculture — 0.18%
14,962	Archer-Daniels-Midland Co	450,057
1,720	Corn Products International Inc	79,120
		$529,177

Air Freight — 0.99%
3,954	CH Robinson Worldwide Inc	317,071
5,052	Expeditors International of Washington Inc	275,839
7,373	FedEx Corp	685,763
23,270	United Parcel Service Inc Class B	1,688,937
		$2,967,610

Airlines — 0.11%
3,364	AirTran Holdings Inc *	24,860
844	Alaska Air Group Inc *	47,846
4,495	JetBlue Airways Corp * †	29,712
17,574	Southwest Airlines Co	228,111
		$330,529

Auto Parts & Equipment — 0.32%
2,698	BorgWarner Inc *	195,227
3,188	Gentex Corp	94,237
5,713	Goodyear Tire & Rubber Co *	67,699
15,778	Johnson Controls Inc	602,720
		$959,883

Automobiles — 0.57%
88,084	Ford Motor Co *	1,478,930
5,468	Harley-Davidson Inc	189,576
995	Thor Industries Inc	33,790
		$1,702,296

Banks — 2.99%
4,247	Associated Banc-Corp	64,342
2,033	Bancorpsouth Inc †	32,426
1,201	Bank of Hawaii Corp	56,699
16,207	BB&T Corp	426,082
1,805	Cathay General Bancorp	30,144
1,075	City National Corp	65,962
4,129	Comerica Inc	174,409
1,821	Commerce Bancshares Inc	72,348
1,416	Cullen/Frost Bankers Inc	86,546
3,140	East West Bancorp Inc	61,387
18,769	Fifth Third Bancorp	275,529
5,533	First Horizon National Corp	65,185
2,314	FirstMerit Corp	45,794
4,133	Fulton Financial Corp	42,735
17,621	Huntington Bancshares Inc	121,056
1,423	International Bancshares Corp	28,503
20,416	KeyCorp	180,682
2,861	M&T Bank Corp	249,050
12,385	Marshall & Ilsley Corp	85,704
688	PacWest Bancorp	14,709
12,319	PNC Financial Services Group Inc	748,010
1,209	Prosperity Bancshares Inc	47,490
29,742	Regions Financial Corp	208,194
11,809	SunTrust Banks Inc	348,484
925	SVB Financial Group *	49,071
18,817	Synovus Financial Corp	49,677
3,161	TCF Financial Corp †	46,814
1,368	Trustmark Corp	33,981
45,005	US Bancorp	1,213,785
3,616	Valley National Bancorp	51,709
1,792	Webster Financial Corp	35,302
123,670	Wells Fargo & Co ~	3,832,533
666	Westamerica Bancorp	36,943
3,932	Zions Bancorp †	95,272
		$8,976,557

Biotechnology — 1.72%
22,297	Amgen Inc *	1,224,105
5,655	Biogen Idec Inc *	379,168
464	Bio-Rad Laboratories Inc Class A *	48,186
11,002	Celgene Corp *	650,658
1,749	Cephalon Inc *	107,948
1,291	Charles River Laboratories International Inc *	45,882
1,537	Covance Inc *	79,017
6,093	Genzyme Corp *	433,822
19,193	Gilead Sciences Inc *	695,554
4,389	Life Technologies Corp *	243,590
812	Mettler-Toledo International Inc *	122,782
2,679	PerkinElmer Inc	69,172
2,723	Pharmaceutical Product Development Inc	73,902
833	Techne Corp	54,703
9,388	Thermo Fisher Scientific Inc *	519,720
1,198	United Therapeutics Corp *	75,738
4,856	Vertex Pharmaceuticals Inc *	170,106
2,136	Waters Corp *	165,989
		$5,160,042

Broadcast/Media — 2.70%
5,238	Cablevision Systems Corp NY Group	177,254
16,059	CBS Corp Class B	305,924
65,907	Comcast Corp Class A	1,447,977
19,723	DIRECTV Class A *	787,539
6,642	Discovery Communications Inc Class A *	276,971
1,653	DreamWorks Animation SKG Inc Class A *	48,714
1,069	Harte-Hanks Inc	13,651
11,536	Interpublic Group of Cos Inc *	122,512
1,319	Lamar Advertising Co Class A *	52,549
53,483	News Corp Class A	778,713
7,187	Omnicom Group Inc	329,165
2,192	Scripps Networks Interactive Inc	113,436
8,321	Time Warner Cable Inc	549,436
26,175	Time Warner Inc	842,050
14,246	Viacom Inc Class B	564,284
44,671	Walt Disney Co	1,675,609
		$8,085,784

Building Materials — 0.05%
1,127	Lennox International Inc	53,296
8,521	Masco Corp	107,876
		$161,172

Chemicals — 2.14%
5,033	Air Products & Chemicals Inc	457,751
1,821	Airgas Inc	113,740
2,194	Albemarle Corp	122,381
1,907	Ashland Inc	96,990
1,631	Cabot Corp	61,407
1,689	CF Industries Holdings Inc	228,268
1,142	Cytec Industries Inc	60,595
27,211	Dow Chemical Co	928,983
1,707	Eastman Chemical Co	143,525
5,442	Ecolab Inc	274,386
21,497	EI du Pont de Nemours & Co	1,072,270
1,710	FMC Corp	136,612
1,896	International Flavors & Fragrances Inc	105,399
1,088	Intrepid Potash Inc *	40,571
1,567	Lubrizol Corp	167,481
408	Minerals Technologies Inc	26,687
12,676	Monsanto Co	882,757
220	NewMarket Corp	27,141
1,792	Olin Corp	36,772
3,852	PPG Industries Inc	323,838
7,175	Praxair Inc	684,997
2,967	RPM International Inc	65,571
1,053	Scotts Miracle-Gro Co Class A	53,461
1,118	Sensient Technologies Corp	41,064
2,878	Sigma-Aldrich Corp	191,560
2,339	Valspar Corp	80,649
		$6,424,856

Communications - Equipment — 2.15%
1,526	ADTRAN Inc	55,256
2,101	Ciena Corp * †	44,226
131,028	Cisco Systems Inc *	2,650,696
2,368	CommScope Inc *	73,929
1,895	F5 Networks Inc *	246,653
3,015	Harris Corp	136,579

5,562	JDS Uniphase Corp *	80,538
12,165	Juniper Networks Inc *	449,132
55,294	Motorola Inc *	501,517
1,110	Plantronics Inc	41,314
2,118	Polycom Inc *	82,560
38,095	QUALCOMM Inc	1,885,322
3,472	Riverbed Technology Inc *	122,110
8,863	Tellabs Inc	60,091
		$6,429,923

Computer Hardware & Systems — 4.06%
21,612	Apple Inc * ~	6,971,167
39,636	Dell Inc *	537,068
1,657	Diebold Inc	53,107
48,537	EMC Corp *	1,111,497
53,446	Hewlett-Packard Co	2,250,076
1,974	Lexmark International Inc Class A *	68,735
3,990	NCR Corp *	61,326
8,505	NetApp Inc *	467,435
2,499	QLogic Corp *	42,533
5,429	SanDisk Corp *	270,690
3,919	Teradata Corp *	161,306
5,327	Western Digital Corp *	180,585
		$12,175,525

Computer Software & Services — 5.75%
687	ACI Worldwide Inc *	18,460
12,036	Adobe Systems Inc *	370,468
439	Advent Software Inc *	25,427
4,274	Akamai Technologies Inc *	201,092
2,150	ANSYS Inc *	111,951
2,625	AOL Inc *	62,239
5,338	Autodesk Inc *	203,912
4,196	BMC Software Inc *	197,799
9,007	CA Inc	220,131
6,188	Cadence Design Systems Inc *	51,113
4,364	Citrix Systems Inc *	298,541
5,039	Compuware Corp *	58,805
967	Concur Technologies Inc *	50,216
868	Digital River Inc *	29,877
27,088	eBay Inc *	753,859
7,833	Electronic Arts Inc *	128,305
1,112	Equinix Inc *	90,361
1,066	FactSet Research Systems Inc	99,948
1,111	Fair Isaac Corp	25,964
5,876	Google Inc Class A * ~	3,490,168
2,116	Informatica Corp *	93,167
6,606	Intuit Inc *	325,676
1,988	Jack Henry & Associates Inc	57,950
3,565	McAfee Inc *	165,095
2,641	Mentor Graphics Corp *	31,692
1,873	MICROS Systems Inc *	82,150
177,651	Microsoft Corp ~	4,960,016
8,158	Novell Inc *	48,295
91,228	Oracle Corp ~	2,855,436
2,847	Parametric Technology Corp *	64,143
1,382	Quest Software Inc *	38,337
2,350	Rackspace Hosting Inc *	73,813
4,524	Red Hat Inc *	206,521
2,430	Rovi Corp *	150,684

2,783	Salesforce.com Inc *	367,356
1,602	Solera Holdings Inc †	82,215
18,353	Symantec Corp *	307,229
3,405	Synopsys Inc *	91,629
4,056	TIBCO Software Inc *	79,944
1,747	ValueClick Inc *	28,004
4,114	VeriSign Inc	134,404
30,816	Yahoo! Inc *	512,470
		$17,244,862

Conglomerates — 2.25%
16,843	3M Co	1,453,551
1,536	Carlisle Cos Inc	61,041
251,341	General Electric Co ~	4,597,027
6,485	Textron Inc	153,305
11,600	Tyco International Ltd	480,704
		$6,745,628

Containers — 0.29%
1,573	AptarGroup Inc	74,828
2,094	Ball Corp	142,497
2,556	Bemis Co Inc	83,479
805	Greif Inc Class A	49,829
3,795	Owens-Illinois Inc *	116,507
2,591	Packaging Corp of America	66,951
951	Rock-Tenn Co Class A	51,306
3,804	Sealed Air Corp	96,812
1,224	Silgan Holdings Inc	43,831
2,354	Sonoco Products Co	79,259
2,666	Temple-Inland Inc	56,626
		$861,925

Cosmetics & Personal Care — 0.29%
1,959	Alberto-Culver Co	72,561
10,013	Avon Products Inc	290,978
2,710	Estee Lauder Cos Inc Class A	218,697
4,774	Mead Johnson Nutrition Co	297,182
		$879,418

Distributors — 0.28%
3,426	Fastenal Co †	205,252
1,061	GATX Corp	37,432
3,738	Genuine Parts Co	191,909
3,575	LKQ Corp *	81,224
1,013	MSC Industrial Direct Co Inc Class A	65,531
1,301	United Rentals Inc *	29,598
681	Watsco Inc	42,957
1,398	WW Grainger Inc	193,078
		$846,981

Electric Companies — 1.77%
4,060	Allegheny Energy Inc	98,414
11,352	American Electric Power Co Inc	408,445
1,375	Cleco Corp	42,295
2,800	DPL Inc	71,988
30,892	Duke Energy Corp	550,187
7,766	Edison International	299,768
4,275	Entergy Corp	302,798
15,492	Exelon Corp	645,087
7,267	FirstEnergy Corp †	269,024

3,082	Great Plains Energy Inc	59,760
2,271	Hawaiian Electric Industries Inc	51,756
1,100	IDACORP Inc	40,678
9,738	NextEra Energy Inc	506,279
4,159	Northeast Utilities	132,589
2,384	NSTAR	100,581
5,479	NV Energy Inc	76,980
5,334	Pepco Holdings Inc	97,345
2,500	Pinnacle West Capital Corp	103,625
1,845	PNM Resources Inc	24,022
11,519	PPL Corp	303,180
6,911	Progress Energy Inc	300,490
19,743	Southern Co	754,775
2,745	Westar Energy Inc	69,064
		$5,309,130

Electronic Instruments & Equipment — 1.33%
1,060	Acuity Brands Inc	61,130
8,176	Agilent Technologies Inc *	338,732
3,732	AMETEK Inc	146,481
4,042	Amphenol Corp Class A	213,337
2,866	Arrow Electronics Inc *	98,160
3,501	Avnet Inc *	115,638
1,148	Baldor Electric Co	72,370
36,608	Corning Inc	707,267
17,658	Emerson Electric Co	1,009,508
1,250	First Solar Inc * †	162,675
3,687	FLIR Systems Inc *	109,688
1,407	Hubbell Inc Class B	84,603
3,637	Ingram Micro Inc Class A *	69,430
1,031	Itron Inc *	57,169
1,298	National Instruments Corp	48,857
940	Regal-Beloit Corp	62,754
3,373	Rockwell Automation Inc	241,878
2,272	Roper Industries Inc	173,649
1,066	Tech Data Corp *	46,925
1,306	Thomas & Betts Corp *	63,080
3,959	Vishay Intertechnology Inc *	58,118
1,311	Woodward Governor Co	49,241
		$3,990,690

Electronics - Semiconductor — 2.49%
13,934	Advanced Micro Devices Inc *	113,980
7,243	Altera Corp	257,706
7,024	Analog Devices Inc	264,594
31,248	Applied Materials Inc	439,034
10,640	Atmel Corp *	131,085
10,712	Broadcom Corp Class A	466,508
2,586	Cree Inc *	170,392
2,769	Fairchild Semiconductor International Inc *	43,224
3,443	Integrated Device Technology Inc *	22,930
131,440	Intel Corp ~	2,764,183
1,644	International Rectifier Corp *	48,810
2,877	Intersil Holding Corp Class A	43,932
4,064	KLA-Tencor Corp	157,033
2,930	Lam Research Corp *	151,715
5,210	Linear Technology Corp	180,214
14,656	LSI Corp *	87,789
5,160	MEMC Electronic Materials Inc *	58,102
4,396	Microchip Technology Inc	150,387

20,535	Micron Technology Inc *	164,691
5,471	National Semiconductor Corp	75,281
2,126	Novellus Systems Inc *	68,712
13,815	NVIDIA Corp *	212,751
6,226	RF Micro Devices Inc *	45,761
1,356	Semtech Corp *	30,700
1,065	Silicon Laboratories Inc *	49,011
4,348	Skyworks Solutions Inc *	124,483
4,091	Teradyne Inc *	57,438
27,717	Texas Instruments Inc	900,803
6,006	Xilinx Inc	174,054
		$7,455,303

Engineering & Construction — 0.37%
2,714	Aecom Technology Corp *	75,911
4,166	Fluor Corp	276,039
933	Granite Construction Inc	25,592
2,983	Jacobs Engineering Group Inc *	136,771
3,587	KBR Inc	109,296
1,092	Martin Marietta Materials Inc †	100,726
5,070	Quanta Services Inc *	100,994
1,915	Shaw Group Inc *	65,551
1,956	URS Corp *	81,389
3,073	Vulcan Materials Co	136,318
		$1,108,587

Financial Services — 5.05%
1,246	Affiliated Managers Group Inc *	123,628
4,741	Apollo Investment Corp	52,483
237,568	Bank of America Corp ~	3,169,157
29,167	Bank of New York Mellon Corp	880,843
684,453	Citigroup Inc * ~	3,237,463
1,573	CME Group Inc	506,113
2,819	Eaton Vance Corp	85,218
2,335	Federated Investors Inc Class B †	61,107
3,427	Franklin Resources Inc	381,117
1,759	IntercontinentalExchange Inc *	209,585
11,150	Invesco Ltd	268,269
4,576	Janus Capital Group Inc	59,351
92,266	JPMorgan Chase & Co ~	3,913,924
3,775	Legg Mason Inc	136,919
4,809	Leucadia National Corp	140,326
4,741	Moody’s Corp	125,826
2,742	MSCI Inc Class A *	106,828
3,415	NASDAQ OMX Group Inc *	80,970
5,651	Northern Trust Corp	313,122
6,185	NYSE Euronext	185,426
3,586	SEI Investments Co	85,311
11,753	State Street Corp	544,634
5,992	T Rowe Price Group Inc	386,724
1,944	Waddell & Reed Financial Inc Class A	68,604
		$15,122,948

Food & Beverages — 5.24%
1,236	BJ’s Wholesale Club Inc *	59,204
2,458	Brown-Forman Corp Class B	171,126
4,591	Campbell Soup Co	159,537
54,698	Coca-Cola Co ~	3,597,487
7,952	Coca-Cola Enterprises Inc	199,039
10,352	ConAgra Foods Inc	233,748

4,141	Constellation Brands Inc Class A *	91,723
10,202	Costco Wholesale Corp	736,686
4,564	Dean Foods Co *	40,346
5,380	Dr Pepper Snapple Group Inc	189,161
1,951	Flowers Foods Inc	52,501
15,042	General Mills Inc	535,345
2,685	Green Mountain Coffee Roasters Inc *	88,229
1,681	Hansen Natural Corp *	87,883
3,585	Hershey Co	169,033
7,442	HJ Heinz Co	368,081
1,629	Hormel Foods Corp	83,503
2,836	JM Smucker Co	186,183
6,013	Kellogg Co	307,144
41,158	Kraft Foods Inc Class A	1,296,889
15,006	Kroger Co	335,534
405	Lancaster Colony Corp	23,166
3,083	McCormick & Co Inc	143,452
3,671	Molson Coors Brewing Co Class B	184,247
37,387	PepsiCo Inc	2,442,493
1,256	Ralcorp Holdings Inc *	81,653
1,102	Ruddick Corp	40,598
9,062	Safeway Inc	203,804
15,124	Sara Lee Corp	264,821
4,047	Smithfield Foods Inc *	83,490
5,007	SUPERVALU Inc	48,218
13,763	Sysco Corp	404,632
477	Tootsie Roll Industries Inc	13,819
6,879	Tyson Foods Inc Class A	118,456
46,269	Wal-Mart Stores Inc	2,495,287
3,389	Whole Foods Market Inc *	171,450
		$15,707,968

Gold, Metals & Mining — 1.25%
2,760	AK Steel Holding Corp	45,181
24,141	Alcoa Inc	371,530
2,294	Allegheny Technologies Inc	126,583
1,022	Carpenter Technology Corp	41,125
3,222	Cliffs Natural Resources Inc	251,348
2,583	Commercial Metals Co	42,852
770	Compass Minerals International Inc	68,738
11,095	Freeport-McMoRan Copper & Gold Inc	1,332,399
11,545	Newmont Mining Corp	709,209
7,364	Nucor Corp †	322,690
1,647	Reliance Steel & Aluminum Co	84,162
5,059	Steel Dynamics Inc	92,580
1,938	Titanium Metals Corp *	33,295
3,400	United States Steel Corp †	198,628
1,192	Worthington Industries Inc	21,933
		$3,742,253

Health Care Related — 2.11%
9,485	Aetna Inc	289,387
4,369	Allscripts Healthcare Solutions Inc *	84,191
6,556	AmerisourceBergen Corp	223,691
8,370	Cardinal Health Inc	320,655
1,643	Cerner Corp *	155,658
6,411	CIGNA Corp	235,027
2,164	Community Health Systems Inc *	80,869
3,605	Coventry Health Care Inc *	95,172
2,255	DaVita Inc *	156,700

12,454	Express Scripts Inc *	673,139
5,893	Health Management Associates Inc Class A *	56,219
2,315	Health Net Inc *	63,176
2,179	Henry Schein Inc *	133,769
4,024	Humana Inc *	220,274
842	Kindred Healthcare Inc *	15,468
2,391	Laboratory Corp of America Holdings *	210,217
1,288	LifePoint Hospitals Inc *	47,334
2,431	Lincare Holdings Inc	65,224
5,981	McKesson Corp	420,943
10,021	Medco Health Solutions Inc *	613,987
1,153	MEDNAX Inc *	77,585
2,705	Omnicare Inc	68,680
1,474	Owens & Minor Inc	43,380
2,356	Patterson Cos Inc	72,164
3,350	Quest Diagnostics Inc	180,799
11,337	Tenet Healthcare Corp *	75,844
25,977	UnitedHealth Group Inc	938,029
2,336	Universal Health Services Inc Class B	101,429
2,121	VCA Antech Inc *	49,398
943	WellCare Health Plans Inc *	28,497
9,366	WellPoint Inc *	532,551
		$6,329,456

Homebuilding — 0.15%
6,627	DR Horton Inc	79,060
2,075	KB Home	27,992
3,959	Lennar Corp Class A	74,231
1,037	MDC Holdings Inc	29,835
134	NVR Inc *	92,597
7,860	Pulte Group Inc *	59,107
1,207	Ryland Group Inc	20,555
3,279	Toll Brothers Inc *	62,301
		$445,678

Hotels/Motels — 0.38%
10,298	Carnival Corp	474,841
6,760	Marriott International Inc Class A	280,810
4,432	Starwood Hotels & Resorts Worldwide Inc	269,377
4,124	Wyndham Worldwide Corp	123,555
		$1,148,583

Household Goods — 2.44%
1,105	American Greetings Corp Class A	24,487
1,738	Church & Dwight Co Inc	119,957
3,305	Clorox Co	209,140
11,403	Colgate-Palmolive Co	916,459
1,681	Energizer Holdings Inc *	122,545
3,547	Fortune Brands Inc	213,707
1,588	Harman International Industries Inc *	73,524
9,592	Kimberly-Clark Corp	604,680
3,425	Leggett & Platt Inc	77,953
1,281	Mohawk Industries Inc *	72,709
6,940	Newell Rubbermaid Inc	126,169
66,066	Procter & Gamble Co ~	4,250,026
3,903	Stanley Black & Decker Inc	260,994
1,470	Tupperware Brands Corp	70,075
1,824	Whirlpool Corp	162,026
		$7,304,451

Independent Power Producer — 0.16%
15,490	AES Corp *	188,668
4,896	Constellation Energy Group Inc	149,965
2,841	Dynegy Inc Class A *	15,966
6,115	NRG Energy Inc *	119,487
		$474,086

Insurance Related — 3.85%
8,000	ACE Ltd	498,000
11,034	Aflac Inc	622,649
12,736	Allstate Corp	406,024
1,823	American Financial Group Inc	58,865
3,194	American International Group Inc * †	184,038
7,784	Aon Corp	358,142
2,507	Arthur J Gallagher & Co	72,904
2,442	Assurant Inc	94,066
40,783	Berkshire Hathaway Inc Class B * ~	3,267,126
2,792	Brown & Brown Inc	66,840
7,206	Chubb Corp	429,766
3,834	Cincinnati Financial Corp †	121,499
1,272	Everest Re Group Ltd	107,891
5,612	Fidelity National Financial Inc	76,772
2,615	First American Financial Corp	39,068
11,585	Genworth Financial Inc *	152,227
1,082	Hanover Insurance Group Inc	50,551
10,585	Hartford Financial Services Group Inc	280,397
2,684	HCC Insurance Holdings Inc	77,675
7,357	Lincoln National Corp	204,598
7,581	Loews Corp	294,977
12,942	Marsh & McLennan Cos Inc	353,834
805	Mercury General Corp	34,623
21,253	MetLife Inc	944,483
6,167	Old Republic International Corp	84,056
7,538	Principal Financial Group Inc	245,437
15,785	Progressive Corp	313,648
2,063	Protective Life Corp	54,958
11,392	Prudential Financial Inc	668,824
1,748	Reinsurance Group of America Inc	93,885
1,048	StanCorp Financial Group Inc	47,307
1,901	Torchmark Corp	113,566
1,466	Transatlantic Holdings Inc	75,675
10,841	Travelers Cos Inc	603,952
1,080	Unitrin Inc	26,503
7,504	Unum Group	181,747
2,976	WR Berkley Corp	81,483
7,491	XL Group PLC	163,454
		$11,551,510

Investment Bank/Brokerage Firm — 1.34%
5,860	Ameriprise Financial Inc	337,243
23,158	Charles Schwab Corp	396,233
4,862	E*Trade Financial Corp *	77,792
12,059	Goldman Sachs Group Inc	2,027,841
535	Greenhill & Co Inc	43,699
3,033	Jefferies Group Inc †	80,769
35,498	Morgan Stanley	965,901
2,495	Raymond James Financial Inc	81,586
		$4,011,064

Leisure & Entertainment — 0.32%
1,232	Bally Technologies Inc *	51,978
1,569	Boyd Gaming Corp *	16,631
3,241	Hasbro Inc	152,910
7,199	International Game Technology	127,350
779	International Speedway Corp Class A	20,387
994	Life Time Fitness Inc *	40,744
8,551	Mattel Inc	217,452
798	Polaris Industries Inc	62,260
1,815	Scientific Games Corp Class A *	18,078
1,417	WMS Industries Inc *	64,105
1,771	Wynn Resorts Ltd	183,901
		$955,796

Machinery — 2.64%
2,182	AGCO Corp *	110,540
1,891	Bucyrus International Inc	169,055
14,947	Caterpillar Inc	1,399,936
1,119	Crane Co	45,957
4,653	Cummins Inc	511,876
12,694	Danaher Corp	598,776
9,941	Deere & Co	825,600
1,849	Donaldson Co Inc	107,760
4,444	Dover Corp	259,752
3,970	Eaton Corp	402,995
1,340	Flowserve Corp	159,755
1,274	Gardner Denver Inc	87,677
1,412	Graco Inc	55,703
2,059	Harsco Corp	58,311
1,866	IDEX Corp	72,998
11,797	Illinois Tool Works Inc	629,960
7,500	Ingersoll-Rand PLC	353,175
2,474	Joy Global	214,619
2,052	Kennametal Inc	80,972
1,067	Lincoln Electric Holdings Inc	69,643
840	Nordson Corp	77,179
2,279	Oshkosh Corp *	80,312
8,637	PACCAR Inc	495,937
2,784	Pall Corp	138,031
3,807	Parker Hannifin Corp	328,544
2,353	Pentair Inc	85,908
1,455	Snap-on Inc	82,324
1,149	SPX Corp	82,142
2,714	Terex Corp *	84,243
1,852	Timken Co	88,396
1,858	Trinity Industries Inc	49,441
500	Valmont Industries Inc	44,365
1,185	Wabtec Corp	62,675
		$7,914,557

Manufacturing — 0.09%
4,575	Jabil Circuit Inc	91,912
3,258	Molex Inc †	74,022
2,799	Trimble Navigation Ltd *	111,764
		$277,698

Medical Products — 1.86%
13,702	Baxter International Inc	693,595
1,683	Beckman Coulter Inc	126,612
5,432	Becton Dickinson & Co	459,113

35,745	Boston Scientific Corp *	270,590
5,184	CareFusion Corp *	133,229
2,223	CR Bard Inc	204,005
3,481	DENTSPLY International Inc	118,946
2,719	Edwards Lifesciences Corp *	219,804
1,143	Gen-Probe Inc *	66,694
1,471	Hill-Rom Holdings Inc	57,913
6,218	Hologic Inc *	117,023
3,940	Hospira Inc *	219,419
1,393	IDEXX Laboratories Inc * †	96,423
1,567	Immucor Inc *	31,074
917	Intuitive Surgical Inc *	236,357
1,548	Kinetic Concepts Inc *	64,830
1,355	Masimo Corp	39,390
25,336	Medtronic Inc	939,712
3,568	ResMed Inc * †	123,595
8,064	St Jude Medical Inc *	344,736
1,387	STERIS Corp	50,570
7,986	Stryker Corp	428,848
1,000	Teleflex Inc	53,810
1,335	Thoratec Corp *	37,807
2,887	Varian Medical Systems Inc *	200,011
4,668	Zimmer Holdings Inc *	250,578
		$5,584,684

Miscellaneous — 0.15%
3,150	Cintas Corp	88,074
1,573	Copart Inc *	58,752
732	Corporate Executive Board Co	27,487
1,192	Dun & Bradstreet Corp	97,851
1,085	FTI Consulting Inc *	40,449
4,916	Iron Mountain Inc	122,949
1,351	Navigant Consulting Inc *	12,429
		$447,991

Office Equipment & Supplies — 0.25%
2,583	Avery Dennison Corp	109,364
1,508	Herman Miller Inc	38,152
1,006	HNI Corp	31,387
836	Mine Safety Appliances Co	26,025
4,866	Pitney Bowes Inc	117,660
32,340	Xerox Corp	372,557
1,462	Zebra Technologies Corp Class A *	55,541
		$750,686

Oil & Gas — 11.31%
11,607	Anadarko Petroleum Corp	883,989
8,982	Apache Corp	1,070,924
3,748	Arch Coal Inc	131,405
1,373	Atwood Oceanics Inc *	51,309
10,095	Baker Hughes Inc	577,131
1,045	Bill Barrett Corp *	42,981
2,538	Cabot Oil & Gas Corp	96,063
5,712	Cameron International Corp *	289,770
15,291	Chesapeake Energy Corp	396,190
47,426	Chevron Corp ~	4,327,622
1,970	Cimarex Energy Co	174,404
1,017	Comstock Resources Inc *	24,978
34,660	ConocoPhillips	2,360,346
5,258	Consol Energy Inc	256,275

9,372	Denbury Resources Inc *	178,911
10,201	Devon Energy Corp	800,880
1,682	Diamond Offshore Drilling Inc	112,475
823	Dril-Quip Inc *	63,964
16,745	El Paso Corp	230,411
5,938	EOG Resources Inc	542,793
3,453	EQT Corp	154,833
1,456	Exterran Holdings Inc *	34,871
118,967	Exxon Mobil Corp ~	8,698,867
2,824	FMC Technologies Inc *	251,082
2,618	Forest Oil Corp *	99,405
2,375	Frontier Oil Corp	42,774
21,365	Halliburton Co	872,333
2,385	Helix Energy Solutions Group Inc *	28,954
2,440	Helmerich & Payne Inc	118,291
7,059	Hess Corp	540,296
16,628	Marathon Oil Corp	615,735
2,371	Massey Energy Co	127,204
4,530	Murphy Oil Corp	337,711
6,896	Nabors Industries Ltd *	161,780
9,821	National-Oilwell Varco Inc	660,462
3,173	Newfield Exploration Co *	228,805
4,085	Noble Energy Inc	351,637
19,149	Occidental Petroleum Corp	1,878,517
1,291	Oceaneering International Inc *	95,056
671	Overseas Shipholding Group Inc †	23,767
2,072	Patriot Coal Corp *	40,135
3,538	Patterson-UTI Energy Inc	76,244
6,293	Peabody Energy Corp	402,626
2,784	Pioneer Natural Resources Co	241,707
3,428	Plains Exploration & Production Co *	110,176
4,180	Pride International Inc *	137,940
4,090	QEP Resources Inc	148,508
2,615	Quicksilver Resources Inc *	38,545
3,712	Range Resources Corp	166,966
2,947	Rowan Cos Inc *	102,880
32,111	Schlumberger Ltd ~	2,681,269
1,338	SM Energy Co	78,848
2,901	Southern Union Co	69,827
8,176	Southwestern Energy Co *	306,028
15,333	Spectra Energy Corp	383,172
2,799	Sunoco Inc	112,828
1,835	Superior Energy Services Inc *	64,207
3,230	Tesoro Corp	59,884
1,166	Tidewater Inc	62,777
1,010	Unit Corp *	46,945
13,353	Valero Energy Corp	308,721
13,657	Williams Cos Inc	337,601
		$33,913,035

Paper & Forest Products — 0.22%
10,309	International Paper Co	280,817
2,560	Louisiana-Pacific Corp *	24,218
3,963	MeadWestvaco Corp	103,672
12,606	Weyerhaeuser Co	238,631
		$647,338

Personal Loans — 0.63%
24,570	American Express Co	1,054,544
10,683	Capital One Financial Corp	454,669

12,817	Discover Financial Services	237,499
11,348	SLM Corp *	142,871
		$1,889,583

Pharmaceuticals — 4.98%
36,426	Abbott Laboratories	1,745,170
7,200	Allergan Inc	494,424
40,250	Bristol-Myers Squibb Co	1,065,820
23,804	Eli Lilly & Co	834,092
2,709	Endo Pharmaceuticals Holdings Inc *	96,738
6,721	Forest Laboratories Inc *	214,938
64,756	Johnson & Johnson ~	4,005,159
1,593	Medicis Pharmaceutical Corp Class A	42,676
72,603	Merck & Co Inc	2,616,612
10,230	Mylan Inc *	216,160
1,916	Perrigo Co	121,340
188,943	Pfizer Inc ~	3,308,392
2,916	Watson Pharmaceuticals Inc *	150,611
		$14,912,132

Photography/Imaging — 0.01%
6,491	Eastman Kodak Co *	34,792
		$34,792

Pollution Control — 0.32%
556	Clean Harbors Inc *	46,749
7,204	Republic Services Inc	215,111
1,722	Rollins Inc	34,010
2,024	Stericycle Inc *	163,782
2,739	Waste Connections Inc	75,405
11,166	Waste Management Inc	411,690
		$946,747

Printing & Publishing — 0.22%
1,092	Deluxe Corp	25,138
5,571	Gannett Co Inc	84,066
979	John Wiley & Sons Inc Class A	44,290
7,364	McGraw-Hill Cos Inc	268,123
808	Meredith Corp †	27,997
3,270	New York Times Co Class A *	32,046
5,133	RR Donnelley & Sons Co	89,674
714	Scholastic Corp	21,092
128	Washington Post Co Class B †	56,256
		$648,682

Railroads — 0.77%
8,894	CSX Corp	574,641
2,382	Kansas City Southern *	114,003
8,634	Norfolk Southern Corp	542,388
11,679	Union Pacific Corp	1,082,176
		$2,313,208

Real Estate — 1.96%
1,220	Alexandria Real Estate Equities Inc REIT	89,377
3,886	AMB Property Corp REIT	123,225
2,924	Apartment Investment & Management Co Class A REIT	75,556
2,005	AvalonBay Communities Inc REIT	225,663
3,323	Boston Properties Inc REIT	286,110
1,437	BRE Properties Inc REIT	62,509
1,646	Camden Property Trust REIT	88,851

6,692	CB Richard Ellis Group Inc Class A *	137,052
1,425	Corporate Office Properties Trust REIT	49,804
2,477	Cousins Properties Inc REIT	20,658
5,754	Duke Realty Corp REIT	71,695
1,040	Equity One Inc REIT	18,907
6,622	Equity Residential REIT	344,013
697	Essex Property Trust Inc REIT	79,611
1,462	Federal Realty Investment Trust REIT	113,934
7,612	HCP Inc REIT	280,045
3,379	Health Care Inc REIT	160,976
1,780	Highwoods Properties Inc REIT	56,693
2,801	Hospitality Properties Trust REIT	64,535
15,346	Host Hotels & Resorts Inc REIT	274,233
1,058	Jones Lang LaSalle Inc	88,787
9,620	Kimco Realty Corp REIT	173,545
2,675	Liberty Property Trust REIT	85,386
3,100	Macerich Co REIT	146,847
1,796	Mack-Cali Realty Corp REIT	59,376
2,877	Nationwide Health Properties Inc REIT	104,665
2,311	Omega Healthcare Investors Inc REIT	51,859
3,739	Plum Creek Timber Co Inc REIT	140,026
902	Potlatch Corp REIT	29,360
13,202	ProLogis REIT	190,637
3,330	Public Storage REIT	337,729
1,917	Rayonier Inc REIT	100,681
2,683	Realty Income Corp REIT	91,759
1,885	Regency Centers Corp REIT	79,622
3,133	Senior Housing Properties Trust REIT	68,738
6,865	Simon Property Group Inc REIT	682,999
1,880	SL Green Realty Corp REIT	126,919
4,376	UDR Inc REIT	102,924
3,734	Ventas Inc REIT	195,960
3,873	Vornado Realty Trust REIT	322,737
2,740	Weingarten Realty Investors REIT	65,102
		$5,869,105

Restaurants — 1.18%
861	Bob Evans Farms Inc	28,379
2,054	Brinker International Inc	42,887
1,370	Cheesecake Factory Inc *	42,004
736	Chipotle Mexican Grill Inc *	156,518
3,241	Darden Restaurants Inc	150,512
24,918	McDonald’s Corp	1,912,706
721	Panera Bread Co Class A *	72,972
17,336	Starbucks Corp	557,006
8,075	Wendy’s/Arby’s Group Inc	37,306
10,941	Yum! Brands Inc	536,656
		$3,536,946

Retail — 4.45%
1,314	99 Cents Only Stores *	20,945
1,860	Aaron’s Inc	37,925
2,157	Abercrombie & Fitch Co	124,308
1,988	Advance Auto Parts Inc	131,506
2,196	Aeropostale Inc *	54,109
8,354	Amazon.com Inc *	1,503,720
4,782	American Eagle Outfitters Inc	69,961
1,318	AnnTaylor Stores Corp *	36,100
1,541	Ascena Retail Group Inc *	40,713
1,542	AutoNation Inc * †	43,484

637	AutoZone Inc *	173,640
1,035	Barnes & Noble Inc	14,645
6,227	Bed Bath & Beyond Inc *	306,057
7,825	Best Buy Co Inc	268,319
1,887	Big Lots Inc *	57,478
5,300	CarMax Inc *	168,964
4,558	Chicos FAS Inc	54,833
1,797	Collective Brands Inc *	37,917
31,875	CVS Caremark Corp	1,108,294
2,098	Dick’s Sporting Goods Inc *	78,675
3,007	Dollar Tree Inc *	168,633
4,939	Expedia Inc	123,920
2,941	Family Dollar Stores Inc	146,197
3,884	Foot Locker Inc	76,204
3,733	GameStop Corp Class A *	85,411
10,333	Gap Inc	228,773
1,528	Guess? Inc	72,305
38,682	Home Depot Inc	1,356,191
1,456	J Crew Group Inc *	62,812
5,616	JC Penney Co Inc	181,453
7,288	Kohl’s Corp *	396,030
6,220	Limited Brands Inc	191,141
32,571	Lowe’s Cos Inc	816,881
9,854	Macy’s Inc	249,306
1,010	Netflix Inc * †	177,457
3,917	Nordstrom Inc	166,002
6,803	Office Depot Inc *	36,736
3,317	O’Reilly Automotive Inc *	200,413
2,805	PetSmart Inc	111,695
1,155	priceline.com Inc *	461,480
2,572	RadioShack Corp	47,556
1,494	Rent-A-Center Inc	48,226
2,798	Ross Stores Inc	176,974
4,049	Saks Inc * †	43,324
1,033	Sears Holdings Corp * †	76,184
2,094	Sherwin-Williams Co	175,373
17,268	Staples Inc	393,192
16,717	Target Corp	1,005,193
2,989	Tiffany & Co	186,125
9,375	TJX Cos Inc	416,156
1,780	Tractor Supply Co	86,312
3,022	Urban Outfitters Inc *	108,218
21,925	Walgreen Co	854,198
2,653	Williams-Sonoma Inc	94,686
		$13,352,350

Savings & Loans — 0.22%
2,286	Astoria Financial Corp	31,798
5,128	First Niagara Financial Group Inc †	71,689
12,193	Hudson City Bancorp Inc	155,339
10,113	New York Community Bancorp Inc	190,630
2,356	NewAlliance Bancshares Inc	35,293
8,745	People’s United Financial Inc	122,517
2,469	Washington Federal Inc	41,776
		$649,042

Shoes — 0.29%
928	Deckers Outdoor Corp *	73,999
9,063	NIKE Inc Class B	774,161

863	Timberland Co Class A *	21,221
		$869,381

Specialized Services — 3.24%
1,919	Acxiom Corp *	32,911
1,285	Alliance Data Systems Corp * †	91,274
2,920	Apollo Group Inc Class A *	115,311
11,524	Automatic Data Processing Inc	532,754
1,135	Brink’s Co	30,509
2,943	Broadridge Financial Solutions Inc	64,540
1,512	Career Education Corp * †	31,344
7,144	Cognizant Technology Solutions Corp Class A *	523,584
3,663	Computer Sciences Corp	181,685
2,782	Convergys Corp *	36,639
2,615	CoreLogic Inc	48,430
2,640	Corrections Corp of America *	66,158
1,521	DeVry Inc	72,978
832	DST Systems Inc	36,899
2,876	Equifax Inc	102,386
6,120	Fidelity National Information Services Inc	167,627
3,566	Fiserv Inc *	208,825
1,765	Gartner Inc *	58,598
1,925	Global Payments Inc	88,954
7,541	H&R Block Inc	89,813
29,325	IBM ~	4,303,737
629	ITT Educational Services Inc *	40,061
1,254	Korn/Ferry International *	28,980
2,329	Lender Processing Services Inc	68,752
1,935	Manpower Inc	121,441
589	ManTech International Corp Class A *	24,343
2,269	Mastercard Inc Class A	508,506
652	Matthews International Corp Class A	22,807
3,135	Monster Worldwide Inc *	74,080
1,710	NeuStar Inc *	44,545
7,566	Paychex Inc	233,865
1,230	Regis Corp	20,418
3,559	Robert Half International Inc	108,905
6,984	SAIC Inc *	110,766
6,299	Service Corp International	51,967
1,665	Sotheby’s	74,925
1,183	SRA International Inc Class A *	24,192
334	Strayer Education Inc	50,841
4,056	Total System Services Inc	62,381
1,052	Towers Watson & Co	54,767
11,505	Visa Inc Class A	809,722
15,736	Western Union Co	292,218
		$9,713,438

Telephone & Telecommunications — 2.86%
9,393	American Tower Corp Class A *	485,054
139,289	AT&T Inc ~	4,092,311
7,038	CenturyTel Inc	324,944
6,025	Cincinnati Bell Inc *	16,870
23,823	Frontier Communications Corp	231,798
6,146	MetroPCS Communications Inc *	77,624
41,052	Qwest Communications International Inc	312,406
69,629	Sprint Nextel Corp *	294,531
1,569	Syniverse Holdings Inc *	48,404
2,113	Telephone & Data Systems Inc	77,230
3,561	tw telecom inc *	60,715

66,621	Verizon Communications Inc	2,383,699
11,675	Windstream Corp	162,750
		$8,568,336

Textiles — 0.36%
6,955	Coach Inc	384,681
1,250	Fossil Inc *	88,100
2,393	Hanesbrands Inc *	60,782
1,617	Phillips-Van Heusen Corp	101,887
1,512	Polo Ralph Lauren Corp	167,711
860	Under Armour Inc Class A * †	47,162
2,006	VF Corp	172,877
1,136	Warnaco Group Inc *	62,560
		$1,085,760

Tobacco — 1.43%
49,193	Altria Group Inc	1,211,132
3,584	Lorillard Inc	294,103
42,805	Philip Morris International Inc	2,505,377
7,884	Reynolds American Inc	257,176
528	Universal Corp	21,489
		$4,289,277

Transportation — 0.13%
924	Alexander & Baldwin Inc	36,988
1,299	Con-way Inc	47,504
2,069	JB Hunt Transport Services Inc	84,436
1,326	Kirby Corp *	58,410
1,288	Landstar System Inc	52,731
1,318	Ryder System Inc	69,380
1,204	Werner Enterprises Inc	27,210
		$376,659

Utilities — 1.52%
1,815	AGL Resources Inc	65,068
2,653	Alliant Energy Corp	97,551
5,606	Ameren Corp	158,033
2,089	Atmos Energy Corp	65,177
873	Black Hills Corp	26,190
9,778	CenterPoint Energy Inc	153,710
5,445	CMS Energy Corp	101,277
6,746	Consolidated Edison Inc	334,399
13,806	Dominion Resources Inc	589,792
3,921	DTE Energy Co	177,700
1,714	Energen Corp	82,718
1,835	Integrys Energy Group Inc	89,016
4,456	MDU Resources Group Inc	90,323
1,951	National Fuel Gas Co	128,025
1,113	Nicor Inc	55,561
6,797	NiSource Inc	119,763
2,326	OGE Energy Corp	105,926
2,480	Oneok Inc	137,566
9,144	PG&E Corp	437,449
11,974	Public Service Enterprise Group Inc	380,893
4,344	Questar Corp	75,629
2,685	SCANA Corp	109,011
5,684	Sempra Energy	298,296
5,115	TECO Energy Inc	91,047
2,526	UGI Corp	79,771
1,996	Vectren Corp	50,659

1,151	WGL Holdings Inc	41,171
2,713	Wisconsin Energy Corp	159,687
10,839	Xcel Energy Inc	255,258
		$4,556,666

Water — 0.03%
3,429	Aqua America Inc	77,084
		$77,084

TOTAL COMMON STOCK — 98.64%		$295,651,930
(Cost $248,098,586)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,201,000	Federal Home Loan Bank	3,201,000
	0.00% January 3, 2011
360,000	United States of America T-Bill	359,893
	0.13% March 24, 2011

TOTAL SHORT-TERM INVESTMENTS — 1.19%		$3,560,893
(Cost $3,560,893)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

728,006	Undivided interest of 2.72% in a repurchase agreement (Principal Amount/Value $26,757,000 with a maturity value of $26,757,624) with Household Bank Securities Inc, 0.21%, dated 12/31/10, to be repurchased at $728,006 on 1/3/11, collateralized by U.S. Treasury, 1.88%, 8/31/17 and Sallie Mae, 0.00%, 10/3/22, with a value of $27,292,595.	728,006

861,762	Undivided interest of 3.20% in a repurchase agreement (Principal Amount/Value $26,977,000 with a maturity value of $26,977,510) with BNP Paribas Securities Corp, 0.17%, dated 12/31/10, to be repurchased at $861,762 on 1/3/11, collateralized by various U.S. Government or agency securities, 0.00% - 10.35%, 1/4/11 - 2/9/40, with a value of $27,516,541.	861,762

503,042	Undivided interest of 1.85% in a repurchase agreement (Principal Amount/Value $27,211,000 with a maturity value of $27,211,514 with Merrill Lynch, Pierce, Fenner & Smith, 0.17%, dated 12/31/10, to be repurchased at $503,042 on 1/3/11, collateralized by GNMA, 2.63% - 9.50%, 10/15/11 - 4/15/53, with a value of $27,755,220.	503,042

687,963	Undivided interest of 2.52% in a repurchase agreement (Principal Amount/Value $27,239,000 with a maturity value of $27,239,605) with Barclays Capital Inc, 0.20%, dated 12/31/10, to be repurchased at $687,963 on 1/3/11, collateralized by U.S. Treasury, 0.38% - 0.63%, 6/30/12 - 9/30/12, with a value of $27,783,781.	687,963

TOTAL SECURITIES LENDING COLLATERAL — 0.93%		$2,780,773
(Cost $2,780,773)

TOTAL INVESTMENTS — 100.76%		$301,993,596
(Cost $254,440,252)

OTHER ASSETS & LIABILITIES — (0.76%)		$(2,279,915)

TOTAL NET ASSETS — 100%		$299,713,681

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at December 31, 2010.
~	Collateral or segregated asset for futures contracts
REIT	Real Estate Investment Trust

At December 31, 2010, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	58	$3,633,700	March 2011	$90,935
S&P Mid 400 Emini Long Futures	4	362,120	March 2011	8,030

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

ASSETS:
Investments in securities, market value (including $2,717,252 of securities on loan) (1)	$	301,993,596
Cash		51,492
Dividends receivable		336,838
Subscriptions receivable		315,165

Total assets		302,697,091

LIABILITIES:
Due to investment adviser		150,783
Payable upon return of securities loaned		2,780,773
Redemptions payable		45,099
Variation margin on futures contracts		6,755

Total liabilities		2,983,410

NET ASSETS	$	299,713,681

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$	1,633,698
Additional paid-in capital		263,327,823
Net unrealized appreciation on investments and futures contracts		47,652,309
Accumulated net realized loss on investments and futures contracts		(12,900,149)

NET ASSETS	$	299,713,681

NET ASSET VALUE PER OUTSTANDING SHARE	$	18.35

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized		105,000,000
Outstanding		16,336,975

(1) Cost of investments in securities	$	254,440,252

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME:
Interest	$2,851
Income from securities lending	14,663
Dividends	5,778,187

Total income	5,795,701

EXPENSES:
Management fees	1,706,037

NET INVESTMENT INCOME	4,089,664

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,488,762
Net realized gain on futures contracts	113,703
Change in net unrealized appreciation on investments	34,412,888
Change in net unrealized appreciation on futures contracts	51,132

Net realized and unrealized gain on investments and futures contracts	37,066,485

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,156,149

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,089,664	$4,541,862
Net realized gain (loss) on investments	2,488,762	(3,346,533)
Net realized gain on futures contracts	113,703	1,124,195
Change in net unrealized appreciation on investments	34,412,888	60,907,622
Change in net unrealized appreciation on futures contracts	51,132	(15,032)

Net increase in net assets resulting from operations	41,156,149	63,212,114

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,065,471)	(4,482,239)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	29,168,167	29,852,007
Reinvestment of distributions	4,065,471	4,482,239
Redemptions of shares	(63,020,324)	(56,002,399)

Net decrease in net assets resulting from share transactions	(29,786,686)	(21,668,153)

Total increase in net assets	7,303,992	37,061,722

NET ASSETS:
Beginning of period	292,409,689	255,347,967

End of period	$299,713,681	$292,409,689

OTHER INFORMATION:

SHARES:
Sold	1,717,721	2,203,912
Issued in reinvestment of distributions	238,575	308,454
Redeemed	(3,753,651)	(4,131,065)

Net decrease	(1,797,355)	(1,618,699)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$16.12	$12.93	$21.71	$22.49	$21.27

Income from Investment Operations

Net investment income	0.25	0.24	0.31	0.31	0.30
Net realized and unrealized gain (loss)	2.23	3.19	(8.32)	0.84	2.79

Total Income (Loss) From Investment Operations	2.48	3.43	(8.01)	1.15	3.09

Less Distributions

From net investment income	(0.25)	(0.24)	(0.31)	(0.31)	(0.30)
From net realized gains			(0.46)	(1.62)	(1.57)

Total Distributions	(0.25)	(0.24)	(0.77)	(1.93)	(1.87)

Net Asset Value, End of Period	$18.35	$16.12	$12.93	$21.71	$22.49

Total Return ±	15.48%	26.76%	(37.26%)	5.14%	14.69%

Net Assets, End of Period ($000)	$299,714	$292,410	$255,348	$464,318	$502,295

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	1.44%	1.76%	1.69%	1.33%	1.31%

Portfolio Turnover Rate	5.44%	12.93%	6.63%	7.70%	7.83%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission (the SEC) on December 31, 2010, but were not yet capitalized. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Short Term Investments:	Amortized Cost

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Equity Investments:
Domestic Common Stock		293,748,439		-		-		293,748,439
Foreign Common Stock		1,903,491		-		-		1,903,491
Short-term Investments and Securities Lending Collateral		-		6,341,666		-		6,341,666

Total Assets		295,651,930		6,341,666		0		301,993,596

Liabilities
Derivative Investments:
Futures Contracts Variation Margin		6,755		-		-		6,755

Total Liabilities		6,755		0		0		6,755

Total	$	295,645,175	$	6,341,666	$	0	$	301,986,841

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $15,134,101 and $46,035,266, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2010, the U.S. Federal income tax cost basis was $267,744,863. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $83,948,479 and gross depreciation of securities in which there was an excess of tax cost over value of $49,699,746 resulting in net appreciation of $34,248,733.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2010 is as follows:

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Futures Contracts	Variation margin on futures contracts	$6,755

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2010 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount

Futures Contracts	Net realized gain on futures contracts	$113,703	Change in net unrealized appreciation on futures contracts	$51,132

The number of futures contracts held at December 31, 2010 is representative of futures contracts activity during the year ended December 31, 2010.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The security is also included in the Schedule of Investments. As of December 31, 2010 the Portfolio had securities on loan valued at $2,717,252 and received collateral of $2,780,773 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were as follows:

	2010	2009
Distributions paid from:
Ordinary income	$4,052,805	$4,482,239
Long-term capital gains	12,666	-

	$4,065,471	$4,482,239

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	503,427

Net accumulated earnings	503,427

Net unrealized appreciation on investments	34,248,733
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$34,752,160

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolio reclassified permanent book and tax differences of $24,193 from undistributed net investment income to accumulated net realized loss on investments and futures contracts. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

For the year ended December 31, 2010, the Portfolio utilized $3,089,522 of capital loss carryforwards.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Stock Index Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Stock Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California

February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
(Year of Birth)
Length of Time Served
Sanford Zisman**	Attorney, Law Firm of Zisman & Ingraham, P.C.
(1939)
1982
Gail H. Klapper	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
(1943)
2007
Stephen G.	Chairman, SGM Capital, LLC

McConahey (1943) (2011)

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title	Principal Occupations During Past 5 Years

Length of Time Served
Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.     The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees.     The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.     The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.     There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)

(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.     The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.    The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)[1] provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.[2]

Pre-approval with respect to Non-Fund Entities.    The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)[3] to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.[4] The Audit Committee may approve audit and non-audit

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)100%of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

            (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

            (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	February 23, 2011